Annual Fund Operating Expenses (International Core Trust)	12 Months Ended
May 01, 2011
Series I, International Core Trust
Operating Expenses:
Share Class	Series I
Management fee	0.89%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.13%
Total fund operating expenses	1.07%
Series II, International Core Trust
Operating Expenses:
Share Class	Series II
Management fee	0.89%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.13%
Total fund operating expenses	1.27%
Series NAV, International Core Trust
Operating Expenses:
Share Class	Series NAV
Management fee	0.89%
Distribution and service (12b-1) fees	none
Other Expenses	0.13%
Total fund operating expenses	1.02%